Shareholders' Equity and Reclassifications from Accumulated Other Comprehensive Income - AOCI Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	$ (40,525)		$ (8,310)
Other comprehensive income (loss) before reclassifications	(8,073)		(14,989)
Amounts reclassified from accumulated other comprehensive income	22,815		(17,226)
Net current-period other comprehensive income	14,742		(32,215)
Accumulated other comprehensive loss, end of period	(25,783)		(40,525)
Net cumulative currency translation gains (losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	(120)		74
Other comprehensive income (loss) before reclassifications	(349)		(194)
Amounts reclassified from accumulated other comprehensive income	0		0
Net current-period other comprehensive income	(349)		(194)
Accumulated other comprehensive loss, end of period	(469)		(120)
Net unrealized losses on qualifying cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	(16,562)		17,659
Other comprehensive income (loss) before reclassifications	(11,111)		(16,928)
Amounts reclassified from accumulated other comprehensive income	22,019		(17,293)
Net current-period other comprehensive income	10,908		(34,221)
Accumulated other comprehensive loss, end of period	(5,654)		(16,562)
Unrealized gains on available-for-sale investment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	404		(818)
Other comprehensive income (loss) before reclassifications	157		1,944
Amounts reclassified from accumulated other comprehensive income	(561)		(722)
Net current-period other comprehensive income	(404)		1,222
Accumulated other comprehensive loss, end of period	0		404
Net unrecognized losses related to pension and severance plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive loss, beginning of period	(24,247)	[1]	(25,225)	[1]
Other comprehensive income (loss) before reclassifications	3,230	[1]	189	[1]
Amounts reclassified from accumulated other comprehensive income	1,357	[1]	789	[1]
Net current-period other comprehensive income	4,587	[1]	978	[1]
Accumulated other comprehensive loss, end of period	(19,660)	[1]	(24,247)	[1]
Deferred Tax Liabilities, Other Comprehensive Income	$ (530)		$ (283)

[1]	Net of deferred tax liability of $530 thousand, and $283 thousand as of December 31, 2013 and 2012, respectively. There was no tax impact as of December 31, 2011